FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

5)       FAIR VALUE DISCLOSURES

Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2013
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Corporate	$0	$624	$9	$633
U.S. Treasury, government and agency	0	34	0	34
States and political subdivisions	0	6	0	6
Commercial mortgage-backed	0	0	24	24
Redeemable preferred stock	8	8	0	16
Subtotal	8	672	33	713
Other equity investments	1	0	0	1
Options	0	14	0	14
Cash equivalents	127	0	0	127
Separate Accounts' assets	1,823	15	0	1,838
Total Assets	$1,959	$701	$33	$2,693

Liabilities:
MSO and IUL indexed features’ liability	$0	$14	$0	$14
Total Liabilities	$0	$14	$0	$14

December 31, 2012
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Corporate	$0	$1,684	$35	$1,719
U.S. Treasury, government and agency	0	113	0	113
States and political subdivisions	0	28	0	28
Foreign governments	0	2	0	2
Commercial mortgage-backed	0	0	35	35
Residential mortgage-backed(1)	0	20	0	20
Asset-backed(2)	0	5	6	11
Redeemable preferred stock	37	61	0	98
Subtotal	37	1,913	76	2,026
Other equity investments	1	0	0	1
Cash equivalents	145	0	0	145
GMIB reinsurance contracts	0	0	7	7
Separate Accounts' assets	1,623	15	0	1,638
Total Assets	$1,806	$1,928	$83	$3,817

(1)       Includes publicly traded agency pass-through securities and collateralized obligations.

(2)       Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $556 million and $1,557 million or approximately 20.6% and 40.9% of MLOA's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts measured at fair value on a recurring basis at December 31, 2012). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $157 million and $469 million or approximately 5.8% and 12.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 72.8% and 47.4% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 26.0% and 50.6% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012, $20 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors. At December 31, 2013 MLOA did not own any AAA-rated mortgage- and asset-backed securities.

MLOA currently offers indexed investment options in the IUL product and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.2% and 2.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities (“CMBS”) and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012, were approximately $9 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $24 million and $41 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, MLOA changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

Level 3 amounts at December 31, 2012 also include the GMIB reinsurance contract asset which was accounted for as derivative contract. The GMIB reinsurance contract asset's fair value reflected the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 to recognize incremental counterparty non-performance risk.

In 2013, there were no AFS fixed maturities transferred from Level 2 into the Level 3 or from Level 3 to Level 2 classification.

In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

The table below presents a reconciliation for all Level 3 assets at December 31, 2013 and 2012, respectively.

Level 3 Instruments
Fair Value Measurements

		Commercial		GMIB
		Mortgage-	Asset-	Reinsurance
	Corporate	backed	backed	Contracts

	(In Millions)

Balance, January 1, 2013	$35	$35	$6	$7
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	2	(9)	2	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	(7)
Subtotal	2	(9)	2	(7)
Other comprehensive income (loss)	(2)	(1)	(2)	0
Purchases	0	0	0	0
Sales	(26)	(1)	(6)	0
Transfers into Level 3(1)	0	0	0	0
Balance, December 31, 2013	$9	$24	$0	$0

Balance, January 1, 2012	$34	$29	$5	$9
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	1	(7)	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	(2)
Subtotal	$1	$(7)	$0	$(2)
Other comprehensive income (loss)	0	13	1	0
Sales	(3)	0	0	0
Transfers into Level 3(1)	3	0	0	0
Balance, December 31, 2012	$35	$35	$6	$7

  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets still held at December 31, 2013 and 2012, respectively.

	Earnings (Loss)
	Increase
	(Decrease) in the
	Fair Value of
	Reinsurance
	Contracts	OCI

Level 3 Instruments
Full Year 2013
Still Held at December 31, 2013:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	0	(2)
Other fixed maturities, available-for-sale	0	0
Total	$0	$(2)

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	0	13
Other fixed maturities, available-for-sale	0	1
Subtotal	$0	$14
GMIB reinsurance contracts	(2)	0
Total	$(2)	$14

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012. At December 31, 2013 all Level 3 investments primarily consist of certain debt securities with limited trading activity, including corporate and CMBS instruments. Their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants.

Quantitative Information about Level 3 Fair Value Measurements

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

December 31, 2012:	(In Millions)
Assets:
Investments:
Fixed maturity securities, available-for-sale:
Corporate	$11	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	600 bps - 650 bps

Commercial mortgage-backed	35	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

GMIB reinsurance contracts	7	Discounted Cash flow	Lapse Rates	2.5% - 27.5%
			Withdrawal Rates	3.5%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13.5 bps
			Volatility rates - Equity	24.0%- 36.0%

Excluded from the table above at December 31, 2013 and 2012, are approximately $33 million and $30 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 100.0% and 39.5% of total assets classified as Level 3 and represent only 1.2% and 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

Included in the table above at December 31, 2012 are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

At December 31, 2012, commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore were excluded from the quantitative disclosures discussed above.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above were developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset were lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset included dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

The carrying values and fair values at December 31, 2013 and December 31, 2012 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2013
Mortgage loans on real estate	$28	$0	$0	$28	$28
Policyholders liabilities: Investment contracts	193	0	0	196	196

December 31, 2012
Mortgage loans on real estate	$45	$0	$0	$46	$46
Policyholders liabilities: Investment contracts	200	0	0	233	233

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair values for MLOA's supplementary contracts not involving life contingencies (“SCNILC”), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.